American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2022

High Income - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.9%
Aerospace and Defense — 2.2%
Bombardier, Inc., 7.50%, 12/1/24(1)	1,994,000	1,998,846
Bombardier, Inc., 7.50%, 3/15/25(1)	2,156,000	2,139,558
Bombardier, Inc., 7.125%, 6/15/26(1)	1,700,000	1,652,458
Bombardier, Inc., 7.875%, 4/15/27(1)	5,100,000	4,957,383
Bombardier, Inc., 6.00%, 2/15/28(1)	825,000	763,900
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	854,726
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,250,000	1,238,800
Howmet Aerospace, Inc., 5.90%, 2/1/27	520,000	517,925
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,075,000	2,990,214
Rolls-Royce plc, 3.625%, 10/14/25(1)	250,000	231,250
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	1,500,000	1,485,465
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,075,000	869,711
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,925,000	2,028,854
TransDigm, Inc., 6.25%, 3/15/26(1)	350,000	345,937
TransDigm, Inc., 6.375%, 6/15/26	2,100,000	2,046,271
TransDigm, Inc., 7.50%, 3/15/27	2,448,000	2,425,937
TransDigm, Inc., 5.50%, 11/15/27	9,025,000	8,493,247
TransDigm, Inc., 4.625%, 1/15/29	2,600,000	2,290,665
TransDigm, Inc., 4.875%, 5/1/29	2,600,000	2,271,165
Triumph Group, Inc., 8.875%, 6/1/24(1)	506,000	515,639
Triumph Group, Inc., 6.25%, 9/15/24(1)	400,000	379,812
		40,497,763
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	825,000	750,057
Western Global Airlines LLC, 10.375%, 8/15/25(1)	1,450,000	1,091,387
		1,841,444
Airlines — 0.9%
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	1,000,211
American Airlines, Inc., 11.75%, 7/15/25(1)	3,775,000	4,057,480
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,025,000	1,950,888
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	2,300,000	2,106,250
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	690,775
Delta Air Lines, Inc., 4.375%, 4/19/28	400,000	357,202
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	325,000	317,240
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,550,000	1,459,340
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	2,000,000	1,813,800
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	632,307	624,295
United Airlines, Inc., 4.375%, 4/15/26(1)	825,000	766,116
United Airlines, Inc., 4.625%, 4/15/29(1)	1,775,000	1,548,600
Virgin Australia Holdings Pty Ltd., VRN, 8.125%, 11/15/24(1)(2)(3)	447,500	2,517
		16,694,714
Auto Components — 1.0%
Clarios Global LP, 6.75%, 5/15/25(1)	518,000	519,954
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	350,000	342,495
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	900,000	940,459
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	1,100,000	969,599
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,700,000	1,897,576
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	360,000	370,488

Goodyear Tire & Rubber Co., 5.00%, 5/31/26	1,075,000	1,015,791
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	3,500,000	2,924,074
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	332,638
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	3,010,707
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	756,281
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	762,142
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,698,621
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,537,905
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	568,000
		17,646,730
Automobiles — 2.5%
Ford Motor Co., 3.25%, 2/12/32	3,075,000	2,311,544
Ford Motor Co., 6.10%, 8/19/32	1,475,000	1,364,792
Ford Motor Co., 4.75%, 1/15/43	3,534,000	2,544,649
Ford Motor Co., 5.29%, 12/8/46	8,075,000	6,172,205
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	450,000	439,547
Ford Motor Credit Co. LLC, 5.58%, 3/18/24	1,800,000	1,780,290
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,400,000	1,334,461
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,750,000	2,649,739
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	1,200,000	1,125,828
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,500,000	1,358,674
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,200,000	1,107,750
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,400,000	1,217,510
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	800,000	724,959
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	800,000	704,416
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	1,200,000	1,232,640
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	400,000	330,858
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	9,750,000	8,851,050
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	2,400,000	1,974,732
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,700,000	1,337,659
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,800,000	1,658,844
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,371,058
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	993,309
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,057,000
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	973,942
Thor Industries, Inc., 4.00%, 10/15/29(1)	925,000	727,451
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,427,917
		46,772,824
Banks — 0.1%
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	1,500,000	1,221,613
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	1,975,000	1,707,924
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,500,000	1,205,160
		2,913,084
Biotechnology†
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	1,125,000	972,731
Building Products — 1.2%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	420,334
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	675,000	656,782
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,805,250
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	653,982
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,450,000	1,287,178
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	4,350,000	3,534,300
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,350,000	3,150,997
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	617,636

Griffon Corp., 5.75%, 3/1/28	2,950,000	2,703,822
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	1,025,000	965,857
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	750,000	629,160
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	618,024
Oscar AcquisitionCo. LLC / Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,400,000	1,258,180
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,625,000	1,362,591
Standard Industries, Inc., 4.75%, 1/15/28(1)	600,000	540,810
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,575,000	2,103,800
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	188,647
		22,497,350
Capital Markets — 2.1%
AG Issuer LLC, 6.25%, 3/1/28(1)	3,375,000	3,106,807
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	352,188
Coinbase Global, Inc., 3.375%, 10/1/28(1)	425,000	225,208
Coinbase Global, Inc., 3.625%, 10/1/31(1)	2,175,000	1,050,333
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,521,337
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	815,544
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	5,454,000	5,241,546
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	875,000	850,080
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	4,100,000	3,949,083
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	5,567,000	5,109,393
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	1,525,000	1,291,820
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,200,000	1,115,021
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	543,072
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	1,825,000	1,572,137
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	3,600,000	2,887,519
MSCI, Inc., 4.00%, 11/15/29(1)	4,825,000	4,211,307
MSCI, Inc., 3.625%, 11/1/31(1)	2,050,000	1,698,271
NFP Corp., 4.875%, 8/15/28(1)	775,000	660,762
NFP Corp., 6.875%, 8/15/28(1)	2,700,000	2,231,493
NFP Corp., 7.50%, 10/1/30(1)	525,000	496,951
		38,929,872
Chemicals — 2.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	161,198
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	238,500
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,245,318
Avient Corp., 7.125%, 8/1/30(1)	1,350,000	1,321,491
Chemours Co., 5.375%, 5/15/27	400,000	370,006
Chemours Co., 5.75%, 11/15/28(1)	500,000	449,800
Chemours Co., 4.625%, 11/15/29(1)	400,000	327,520
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	400,000	374,549
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	531,861
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	650,000	521,027
FXI Holdings, Inc., 7.875%, 11/1/24(1)	839,000	698,812
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,645,000	1,364,495
Herens Holdco Sarl, 4.75%, 5/15/28(1)	1,400,000	1,048,187
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	440,397
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,375,000	1,351,556
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	1,600,000	1,376,000
LSB Industries, Inc., 6.25%, 10/15/28(1)	525,000	481,018
Methanex Corp., 5.125%, 10/15/27	750,000	696,915
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	959,298
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	94,321
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,035,624
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	725,000	593,753

OCI NV, 4.625%, 10/15/25(1)	628,000	595,758
Olin Corp., 5.625%, 8/1/29	3,150,000	2,998,091
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	1,725,000	1,311,873
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	642,174
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,400,000	2,063,867
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,025,000	1,633,729
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,650,000	1,400,438
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,028,340
SPCM SA, 3.125%, 3/15/27(1)	1,275,000	1,098,087
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,816,000	2,320,609
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	2,109,315
Tronox, Inc., 4.625%, 3/15/29(1)	3,050,000	2,541,031
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,220,148
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,720,761
		39,365,867
Commercial Services and Supplies — 1.5%
ADT Security Corp., 4.125%, 8/1/29(1)	2,225,000	1,895,269
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	723,863
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	3,075,000	2,819,959
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,225,000	3,684,834
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	2,200,000	1,821,160
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,300,000	1,055,656
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,072,000	2,233,527
APX Group, Inc., 5.75%, 7/15/29(1)	1,150,000	953,910
Covanta Holding Corp., 5.00%, 9/1/30	1,200,000	971,656
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	530,820
Garda World Security Corp., 6.00%, 6/1/29(1)	3,000,000	2,441,545
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	379,000	370,848
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	773,189
Matthews International Corp., 5.25%, 12/1/25(1)	1,000,000	943,125
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	3,275,000	2,753,564
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	425,000	418,213
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	1,200,000	1,037,711
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	524,526
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	600,000	504,600
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,100,000	1,038,020
		27,495,995
Communications Equipment — 0.6%
Ciena Corp., 4.00%, 1/31/30(1)	1,450,000	1,278,008
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,036,000	1,856,954
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	364,218
CommScope, Inc., 6.00%, 3/1/26(1)	1,975,000	1,826,776
CommScope, Inc., 8.25%, 3/1/27(1)	725,000	563,021
CommScope, Inc., 7.125%, 7/1/28(1)	2,225,000	1,594,199
CommScope, Inc., 4.75%, 9/1/29(1)	825,000	666,662
Nokia of America Corp., 6.45%, 3/15/29	3,631,000	3,545,236
		11,695,074
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	675,000	540,381
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	1,375,000	1,319,720
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,575,000	1,400,601
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,457,119
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,705,132
		7,422,953

Construction Materials — 0.6%
Cemex SAB de CV, 5.45%, 11/19/29(1)	2,800,000	2,692,956
Cemex SAB de CV, 5.20%, 9/17/30(1)	800,000	747,729
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,600,000	1,353,680
Cemex SAB de CV, VRN, 5.125%(1)(4)	725,000	670,831
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	2,892,148
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	858,980
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,609,080
		10,825,404
Consumer Finance — 2.1%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 5/1/28(1)	1,075,000	863,155
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,429,286
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	869,081
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	4,854,489	4,136,753
LFS Topco LLC, 5.875%, 10/15/26(1)	275,000	222,258
Navient Corp., 5.50%, 1/25/23	280,000	279,978
Navient Corp., 6.125%, 3/25/24	2,160,000	2,119,498
Navient Corp., 5.875%, 10/25/24	3,230,000	3,130,840
Navient Corp., 6.75%, 6/25/25	4,175,000	4,014,921
Navient Corp., 6.75%, 6/15/26	2,575,000	2,445,057
Navient Corp., 5.00%, 3/15/27	300,000	263,149
Navient Corp., 5.50%, 3/15/29	4,100,000	3,351,628
OneMain Finance Corp., 8.25%, 10/1/23	75,000	75,710
OneMain Finance Corp., 6.125%, 3/15/24	392,000	380,044
OneMain Finance Corp., 6.875%, 3/15/25	1,342,000	1,292,219
OneMain Finance Corp., 7.125%, 3/15/26	3,900,000	3,717,129
OneMain Finance Corp., 6.625%, 1/15/28	1,765,000	1,628,354
OneMain Finance Corp., 5.375%, 11/15/29	750,000	614,670
PROG Holdings, Inc., 6.00%, 11/15/29(1)	900,000	725,382
SLM Corp., 3.125%, 11/2/26	3,175,000	2,704,131
VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.875%, 5/1/27(1)	1,675,000	1,513,228
VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 2/1/30(1)	1,400,000	1,124,375
World Acceptance Corp., 7.00%, 11/1/26(1)	2,100,000	1,178,626
		38,079,472
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	3,377,586	2,354,557
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	1,000,000	980,190
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	375,000	325,599
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,500,000	1,123,983
Ball Corp., 4.875%, 3/15/26	1,000,000	970,350
Ball Corp., 6.875%, 3/15/28	1,775,000	1,825,534
Ball Corp., 3.125%, 9/15/31	750,000	603,323
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	214,206
Crown Americas LLC, 5.25%, 4/1/30(1)	1,475,000	1,396,773
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	680,729
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	651,029
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,333,976
LABL, Inc., 5.875%, 11/1/28(1)	600,000	523,887
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,197,521
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	990,000	964,663
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	425,000	393,880
OI European Group BV, 4.75%, 2/15/30(1)	2,675,000	2,346,363
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	217,000	216,333
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	500,000	480,475
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	700,000	687,008

Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	1,356,000	1,317,703
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,466,895
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,694,601
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	1,000,000	957,362
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	500,000	436,773
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,792,951
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	735,269
		27,671,933
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	536,352
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,400,000	2,155,272
Performance Food Group, Inc., 5.50%, 10/15/27(1)	450,000	425,380
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,700,000	1,475,260
Resideo Funding, Inc., 4.00%, 9/1/29(1)	425,000	344,259
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	2,725,000	2,588,941
		7,525,464
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,574,812
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,451,602
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	664,257
Service Corp. International, 5.125%, 6/1/29	500,000	469,650
Service Corp. International, 3.375%, 8/15/30	800,000	651,629
Service Corp. International, 4.00%, 5/15/31	3,075,000	2,594,288
Sotheby's, 7.375%, 10/15/27(1)	1,200,000	1,127,051
		8,533,289
Diversified Financial Services — 0.6%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	534,723
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	400,000	326,880
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,004,000	1,661,015
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,573,048
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,033,758
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	811,170
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	600,000	469,284
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,317,744
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	1,475,000	1,141,355
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	850,000	848,195
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	250,000	240,674
Sabre GLBL, Inc., 11.25%, 12/15/27(1)	300,000	309,105
Verscend Escrow Corp., 9.75%, 8/15/26(1)	1,350,000	1,325,511
		11,592,462
Diversified Telecommunication Services — 2.6%
Altice France Holding SA, 10.50%, 5/15/27(1)	3,950,000	3,020,367
Altice France Holding SA, 6.00%, 2/15/28(1)	4,950,000	2,932,587
Altice France SA, 8.125%, 2/1/27(1)	3,925,000	3,583,289
Altice France SA, 5.50%, 1/15/28(1)	1,250,000	981,588
Altice France SA, 5.125%, 1/15/29(1)	1,950,000	1,469,415
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,400,665
Altice France SA, 5.50%, 10/15/29(1)	3,100,000	2,369,376
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	331,585
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	595,782
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	2,100,000	2,060,474
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,439,670
Embarq Corp., 8.00%, 6/1/36	3,165,000	1,478,704
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	425,000	395,577
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	1,150,000	1,005,112

Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	825,000	683,620
Frontier Communications Holdings LLC, 5.875%, 11/1/29	685,398	531,167
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	875,000	688,514
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,225,000	1,144,750
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,025,000	855,106
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,900,000	3,080,922
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,300,000	1,657,610
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	2,375,000	1,642,448
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	325,000	286,362
Sprint Capital Corp., 6.875%, 11/15/28	2,275,000	2,366,444
Sprint Capital Corp., 8.75%, 3/15/32	3,550,000	4,232,860
Telecom Italia Capital SA, 6.375%, 11/15/33	1,825,000	1,495,825
Telecom Italia Capital SA, 6.00%, 9/30/34	2,777,000	2,103,119
Telecom Italia Capital SA, 7.20%, 7/18/36	325,000	264,407
Telecom Italia SpA, 5.30%, 5/30/24(1)	375,000	356,063
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,083,991
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	225,347
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	800,000	232,665
		47,995,411
Electric Utilities — 0.9%
Drax Finco PLC, 6.625%, 11/1/25(1)	1,350,000	1,292,255
FirstEnergy Corp., 5.35%, 7/15/47	540,000	483,064
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	500,000	427,834
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	53,288
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,975,000	1,811,065
NRG Energy, Inc., 6.625%, 1/15/27	196,000	194,663
NRG Energy, Inc., 3.375%, 2/15/29(1)	675,000	545,373
NRG Energy, Inc., 3.625%, 2/15/31(1)	610,000	464,834
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	828,272
Pacific Gas & Electric Co., 4.55%, 7/1/30	800,000	726,992
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,423,339
Talen Energy Supply LLC, 6.50%, 6/1/25(2)(3)	175,000	82,250
Talen Energy Supply LLC, 7.25%, 5/15/27(1)(2)(3)	75,000	77,971
Talen Energy Supply LLC, 6.625%, 1/15/28(1)(2)(3)	1,192,000	1,220,668
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	2,055,000	1,983,172
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	600,000	570,518
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	2,950,000	2,744,366
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	400,000	345,453
		16,275,377
Electrical Equipment†
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	975,000	989,838
Electronic Equipment, Instruments and Components — 0.9%
Coherent Corp., 5.00%, 12/15/29(1)	1,150,000	993,290
Imola Merger Corp., 4.75%, 5/15/29(1)	8,375,000	7,283,139
Likewize Corp., 9.75%, 10/15/25(1)	975,000	898,541
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,325,000	3,736,151
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,200,000	1,139,004
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	750,000	618,131
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,083,051
		16,751,307
Energy Equipment and Services — 2.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	875,000	836,714
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,474,920
Bristow Group, Inc., 6.875%, 3/1/28(1)	2,075,000	1,912,340
Enerflex Ltd., 9.00%, 10/15/27(1)	1,600,000	1,597,712

Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,125,000	1,065,020
Global Marine, Inc., 7.00%, 6/1/28	25,000	18,250
Nabors Industries Ltd., 7.25%, 1/15/26(1)	550,000	519,188
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,558,009
Nabors Industries, Inc., 5.75%, 2/1/25	3,323,000	3,174,096
Nabors Industries, Inc., 7.375%, 5/15/27(1)	825,000	800,126
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,650,000	1,619,607
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)	25,850	28,758
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,375,000	1,332,485
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	1,957,844
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	1,075,000	1,054,844
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	2,150,000	1,869,264
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(1)	1,300,000	1,288,502
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,669,093	1,632,513
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	721,875	703,612
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	843,454	835,922
Transocean, Inc., 7.25%, 11/1/25(1)	2,200,000	1,948,761
Transocean, Inc., 7.50%, 1/15/26(1)	450,000	379,539
Transocean, Inc., 11.50%, 1/30/27(1)	2,473,000	2,482,855
Transocean, Inc., 8.00%, 2/1/27(1)	1,400,000	1,145,508
Transocean, Inc., 7.50%, 4/15/31	925,000	621,508
Transocean, Inc., 9.35%, 12/15/41	400,000	271,280
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,500,000	1,441,343
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	825,000	772,699
Weatherford International Ltd., 11.00%, 12/1/24(1)	129,000	132,009
Weatherford International Ltd., 8.625%, 4/30/30(1)	3,575,000	3,439,483
		38,914,711
Entertainment — 0.9%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/28(1)	850,000	324,343
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	8,770,980	3,571,105
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	102,187
Cinemark USA, Inc., 5.875%, 3/15/26(1)	1,800,000	1,501,573
Cinemark USA, Inc., 5.25%, 7/15/28(1)	3,500,000	2,603,282
Live Nation Entertainment, Inc., 4.875%, 11/1/24(1)	1,125,000	1,091,019
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	3,025,000	2,865,397
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	500,000	445,937
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,025,000	875,942
Netflix, Inc., 6.375%, 5/15/29	1,250,000	1,288,709
Netflix, Inc., 5.375%, 11/15/29(1)	275,000	267,238
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,425,000	1,906,656
		16,843,388
Equity Real Estate Investment Trusts (REITs) — 2.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	400,000	334,894
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	675,000	573,167
Diversified Healthcare Trust, 9.75%, 6/15/25	913,000	876,220
Diversified Healthcare Trust, 4.375%, 3/1/31	1,975,000	1,255,229
HAT Holdings I LLC / HAT Holdings II LLC, 6.00%, 4/15/25(1)	900,000	873,000
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	1,350,000	1,174,757
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	349,892
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	4,700,000	3,911,084
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	322,431
Iron Mountain, Inc., 5.25%, 3/15/28(1)	1,400,000	1,290,226
Iron Mountain, Inc., 5.00%, 7/15/28(1)	650,000	584,968
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	174,776
Iron Mountain, Inc., 5.25%, 7/15/30(1)	2,925,000	2,548,421

Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,475,000	2,039,883
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	151,968
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	925,000	779,553
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	1,100,000	840,823
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	725,000	498,491
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	2,275,000	2,277,229
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	750,000	681,072
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,483,650
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,036,642
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,225,000	1,984,329
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,497,240
SBA Communications Corp., 3.875%, 2/15/27	200,000	181,043
SBA Communications Corp., 3.125%, 2/1/29	275,000	229,142
Service Properties Trust, 4.35%, 10/1/24	2,775,000	2,527,058
Service Properties Trust, 7.50%, 9/15/25	325,000	310,107
Service Properties Trust, 5.25%, 2/15/26	1,925,000	1,610,899
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,458,780
Service Properties Trust, 4.95%, 2/15/27	375,000	295,943
Service Properties Trust, 5.50%, 12/15/27	550,000	474,327
Service Properties Trust, 4.95%, 10/1/29	1,000,000	692,734
Service Properties Trust, 4.375%, 2/15/30	175,000	115,908
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	1,300,000	1,261,160
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	507,263
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,422,600
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,175,000	780,635
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	472,230
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/25(1)	455,000	436,823
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	783,000	732,202
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	1,325,000	1,204,922
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	1,825,000	1,663,816
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	525,000	460,344
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,276,031
XHR LP, 4.875%, 6/1/29(1)	1,075,000	881,958
		47,535,870
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	775,000	708,063
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	588,093
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,164,738
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	952,400
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	750,000	670,676
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,150,000	1,810,977
Rite Aid Corp., 8.00%, 11/15/26(1)	987,000	529,412
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	2,450,000	2,310,399
United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	601,519
		10,336,277
Food Products — 1.3%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,175,000	893,693
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,060,466
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,100,000	1,076,735
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	2,300,000	2,048,311
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	293,280
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,700,000	1,621,570
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,450,000	1,282,597
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,268,960
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,107,000	1,072,174

Post Holdings, Inc., 5.625%, 1/15/28(1)	1,100,000	1,037,086
Post Holdings, Inc., 5.50%, 12/15/29(1)	3,775,000	3,423,925
Post Holdings, Inc., 4.50%, 9/15/31(1)	1,200,000	1,011,007
Sigma Holdco BV, 7.875%, 5/15/26(1)	2,400,000	1,720,680
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	2,025,000	1,650,907
US Foods, Inc., 6.25%, 4/15/25(1)	575,000	569,919
US Foods, Inc., 4.75%, 2/15/29(1)	3,600,000	3,200,760
		23,232,070
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	601,484
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,645,000	1,531,358
		2,132,842
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,075,000	2,800,464
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,975,000	2,502,049
Medline Borrower LP, 3.875%, 4/1/29(1)	3,525,000	2,847,301
Medline Borrower LP, 5.25%, 10/1/29(1)	4,900,000	3,900,670
		12,050,484
Health Care Providers and Services — 4.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,710,180
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	1,013,436
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	863,995
Air Methods Corp., 8.00%, 5/15/25(1)	2,700,000	147,245
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	275,000	256,319
Centene Corp., 4.25%, 12/15/27	3,950,000	3,713,269
Centene Corp., 2.45%, 7/15/28	1,075,000	909,418
Centene Corp., 4.625%, 12/15/29	3,003,000	2,751,021
Centene Corp., 3.375%, 2/15/30	1,525,000	1,292,628
Centene Corp., 3.00%, 10/15/30	9,000,000	7,398,038
Centene Corp., 2.50%, 3/1/31	350,000	274,539
Centene Corp., 2.625%, 8/1/31	2,312,000	1,821,220
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	3,225,000	2,942,812
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,400,000	1,202,992
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	2,742,000	2,486,152
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	1,596,000	773,589
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,612,726
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	3,375,000	1,740,936
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,416,601
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,453,000	1,785,526
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	2,775,000	2,097,406
DaVita, Inc., 4.625%, 6/1/30(1)	7,050,000	5,686,119
DaVita, Inc., 3.75%, 2/15/31(1)	250,000	187,139
Encompass Health Corp., 4.75%, 2/1/30	1,790,000	1,574,747
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,925,000	533,163
HCA, Inc., 5.375%, 2/1/25	1,250,000	1,249,498
HCA, Inc., 7.69%, 6/15/25	1,020,000	1,070,128
HCA, Inc., 7.58%, 9/15/25	1,250,000	1,296,444
HCA, Inc., 5.875%, 2/15/26	575,000	579,208
HCA, Inc., 5.375%, 9/1/26	1,025,000	1,014,986
HCA, Inc., 3.50%, 9/1/30	750,000	648,619
HealthEquity, Inc., 4.50%, 10/1/29(1)	1,025,000	897,029
IQVIA, Inc., 5.00%, 5/15/27(1)	925,000	883,838
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	1,175,000	1,107,637
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	175,000	148,295

LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	778,855
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,000,000	844,600
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	2,128,000	1,945,758
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,250,000	1,061,156
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,057,175
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	1,956,570
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,100,000	946,770
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(1)	325,000	282,885
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	1,714,334
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	1,150,000	879,636
Select Medical Corp., 6.25%, 8/15/26(1)	1,400,000	1,334,046
Tenet Healthcare Corp., 4.625%, 7/15/24	175,000	170,925
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	1,875,000	1,823,845
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	3,350,000	3,174,704
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	3,525,000	3,286,252
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	504,000	451,756
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	7,325,000	6,573,675
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	2,525,000	2,192,066
Tenet Healthcare Corp., 4.375%, 1/15/30(1)	1,150,000	997,418
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	2,475,000	2,362,524
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	315,863
		91,237,711
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	4,157,000	3,071,221
Hotels, Restaurants and Leisure — 11.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,025,000	919,288
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	7,425,000	6,028,320
Affinity Gaming, 6.875%, 12/15/27(1)	1,850,000	1,570,815
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	801,416
Aramark Services, Inc., 6.375%, 5/1/25(1)	2,575,000	2,548,580
Aramark Services, Inc., 5.00%, 2/1/28(1)	1,350,000	1,262,210
Boyd Gaming Corp., 4.75%, 6/15/31(1)	1,900,000	1,655,242
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,900,000	1,684,007
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	2,400,000	2,336,893
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	1,800,000	1,772,298
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	8,275,000	6,749,049
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	1,775,000	1,740,150
Carnival Corp., 10.50%, 2/1/26(1)	2,175,000	2,188,953
Carnival Corp., 7.625%, 3/1/26(1)	7,500,000	5,957,735
Carnival Corp., 5.75%, 3/1/27(1)	26,050,000	18,645,808
Carnival Corp., 9.875%, 8/1/27(1)	175,000	165,665
Carnival Corp., 6.65%, 1/15/28	1,375,000	914,829
Carnival Corp., 6.00%, 5/1/29(1)	10,675,000	7,133,643
Carnival Corp., 10.50%, 6/1/30(1)	5,325,000	4,338,547
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,525,000	1,070,797
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	2,325,000	2,088,278
CEC Entertainment LLC, 6.75%, 5/1/26(1)	275,000	256,094
Cedar Fair LP, 5.25%, 7/15/29	725,000	652,249
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	900,000	891,753
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	2,000,000	1,937,540
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,625,000	2,491,401
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	605,084
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,124,851
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	795,747
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	1,200,000	1,017,042

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,075,000	1,677,586
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,300,000	2,039,088
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	3,550,000	3,504,546
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	1,807,327
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	1,525,000	1,513,266
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,200,000	2,137,883
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	519,804
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	1,250,000	1,134,863
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	3,700,000	3,103,153
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	5,900,000	4,735,222
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	3,100,000	2,669,952
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	2,950,000	2,411,487
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	600,000	572,129
International Game Technology PLC, 4.125%, 4/15/26(1)	3,150,000	2,941,956
IRB Holding Corp., 7.00%, 6/15/25(1)	1,400,000	1,398,670
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,779,588
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	745,333
Life Time, Inc., 5.75%, 1/15/26(1)	4,275,000	3,983,231
Life Time, Inc., 8.00%, 4/15/26(1)	8,725,000	7,863,406
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	454,210
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	425,000	398,572
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	1,000,000	966,715
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	700,000	654,784
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,075,000	952,388
MGM Resorts International, 6.75%, 5/1/25	1,350,000	1,359,006
MGM Resorts International, 5.75%, 6/15/25	825,000	803,002
MGM Resorts International, 5.50%, 4/15/27	1,064,000	991,296
MGM Resorts International, 4.75%, 10/15/28	850,000	743,290
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,450,000	1,235,638
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,185,000	1,185,320
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	1,925,000	1,803,763
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,075,000	1,789,569
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	697,000	682,708
NCL Corp. Ltd., 3.625%, 12/15/24(1)	750,000	641,954
NCL Corp. Ltd., 5.875%, 3/15/26(1)	7,000,000	5,510,400
NCL Corp. Ltd., 7.75%, 2/15/29(1)	900,000	678,456
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,500,000	1,109,207
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	2,475,000	1,958,477
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,761,799
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,399,682
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	383,000	411,610
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	1,150,000	931,037
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,474,375
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	4,750,000	3,852,017
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(1)	600,000	603,576
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	700,000	596,796
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,970,000	1,451,063
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	3,950,000	3,159,289
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	300,000	301,875
Royal Caribbean Cruises Ltd., 9.25%, 1/15/29(1)	2,200,000	2,263,371
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.625%, 3/1/30(1)	650,000	549,900
Scientific Games International, Inc., 8.625%, 7/1/25(1)	225,000	229,932
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,825,000	3,655,572
Scientific Games International, Inc., 7.25%, 11/15/29(1)	1,000,000	961,800
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,775,000	3,291,796

Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	2,975,000	2,741,125
Station Casinos LLC, 4.625%, 12/1/31(1)	550,000	441,897
Studio City Finance Ltd., 6.00%, 7/15/25(1)	1,400,000	1,216,047
Studio City Finance Ltd., 5.00%, 1/15/29(1)	875,000	647,277
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	870,621
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,400,955
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	498,642
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,644,759
Viking Cruises Ltd., 13.00%, 5/15/25(1)	700,000	739,646
Viking Cruises Ltd., 5.875%, 9/15/27(1)	2,600,000	2,123,536
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,675,000	1,388,240
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	975,000	786,143
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,378,688
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	1,075,000	1,022,761
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,225,000	1,107,462
Wynn Macau Ltd., 5.625%, 8/26/28(1)	600,000	513,777
Wynn Macau Ltd., 5.125%, 12/15/29(1)	1,575,000	1,276,892
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	2,943,846
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,432,120
		206,871,453
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	1,225,000	1,045,320
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,349,045
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	561,611
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,366,647
Beazer Homes USA, Inc., 6.75%, 3/15/25	1,102,000	1,066,788
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	372,423
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,227,797
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	1,900,000	1,491,623
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	400,000	312,521
Century Communities, Inc., 6.75%, 6/1/27	875,000	836,372
Century Communities, Inc., 3.875%, 8/15/29(1)	1,000,000	787,550
Empire Communities Corp., 7.00%, 12/15/25(1)	1,350,000	1,222,306
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,306,052
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	16,900
KB Home, 6.875%, 6/15/27	1,300,000	1,309,971
KB Home, 7.25%, 7/15/30	800,000	778,352
KB Home, 4.00%, 6/15/31	1,775,000	1,429,097
LGI Homes, Inc., 4.00%, 7/15/29(1)	550,000	425,659
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,137,170
Meritage Homes Corp., 6.00%, 6/1/25	2,575,000	2,567,039
Newell Brands, Inc., 4.45%, 4/1/26	3,575,000	3,371,208
Newell Brands, Inc., 6.375%, 9/15/27	800,000	795,040
Newell Brands, Inc., 6.625%, 9/15/29	1,000,000	989,710
Newell Brands, Inc., 5.625%, 4/1/36	3,000,000	2,581,164
Newell Brands, Inc., 5.75%, 4/1/46	925,000	738,935
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,224,563
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	1,916,562
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,350,000	1,196,708
SWF Escrow Issuer Corp., 6.50%, 10/1/29(1)	1,000,000	580,750
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,225,000	1,149,139
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	231,441
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	845,455
TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	875,109
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	324,000	322,926

Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	626,035
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	544,483
Williams Scotsman International, Inc., 6.125%, 6/15/25(1)	379,000	375,797
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	1,125,000	1,017,113
		40,992,381
Household Products — 0.3%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	390,929
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,077,830
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	690,881
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	525,000	454,781
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	741,375
Spectrum Brands, Inc., 5.75%, 7/15/25	79,000	78,223
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	500,000	442,082
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	1,050,000	817,987
		4,694,088
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	200,000	177,721
Calpine Corp., 4.50%, 2/15/28(1)	1,875,000	1,676,593
Calpine Corp., 5.125%, 3/15/28(1)	1,525,000	1,363,850
Calpine Corp., 4.625%, 2/1/29(1)	600,000	515,795
Calpine Corp., 5.00%, 2/1/31(1)	1,000,000	840,509
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,825,000	1,687,205
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	684,552
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	721,368
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,325,000	1,155,100
TransAlta Corp., 7.75%, 11/15/29	1,350,000	1,380,546
		10,203,239
Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	3,100,000	2,853,217
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	800,000	779,353
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,438,806
AssuredPartners, Inc., 7.00%, 8/15/25(1)	625,000	605,414
AssuredPartners, Inc., 5.625%, 1/15/29(1)	900,000	741,906
Genworth Holdings, Inc., VRN, 6.61%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	282,375
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	546,677
MBIA Insurance Corp., VRN, 15.34%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	10,073
Ryan Specialty Group LLC, 4.375%, 2/1/30(1)	625,000	541,966
		8,799,787
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	685,511
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	714,826
		1,400,337
Internet and Direct Marketing Retail — 0.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,607,495
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	1,275,000	1,069,077
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,375,000	1,267,365
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	491,277
Match Group Holdings II LLC, 4.125%, 8/1/30(1)	450,000	368,164
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	961,952
QVC, Inc., 4.75%, 2/15/27	1,050,000	744,975
		7,510,305
IT Services — 0.5%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	575,000	559,360
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	1,100,000	938,811
Endurance International Group Holdings, Inc., 6.00%, 2/15/29(1)	1,175,000	809,223

Exela Intermediate LLC / Exela Finance, Inc., 11.50%, 7/15/26(1)	2,741,000	479,675
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	1,925,000	1,758,449
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	2,150,000	1,996,619
Twilio, Inc., 3.875%, 3/15/31	1,050,000	834,540
Vericast Corp., 11.00%, 9/15/26(1)	958,750	1,025,862
		8,402,539
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,075,000	1,551,044
Mattel, Inc., 3.375%, 4/1/26(1)	1,100,000	1,012,775
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	417,613
Mattel, Inc., 6.20%, 10/1/40	200,000	172,988
Mattel, Inc., 5.45%, 11/1/41	575,000	468,982
		3,623,402
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	692,055
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	433,222
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	1,200,000	1,087,528
		2,212,805
Machinery — 0.8%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	580,662
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,900,000	1,912,426
Chart Industries, Inc., 9.50%, 1/1/31(1)	1,575,000	1,617,234
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)	1,175,000	1,042,812
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	575,000	497,254
Manitowoc Co., Inc., 9.00%, 4/1/26(1)	475,000	447,162
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	346,135
Terex Corp., 5.00%, 5/15/29(1)	2,600,000	2,340,065
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 4/15/26(1)	2,550,000	2,300,529
Titan International, Inc., 7.00%, 4/30/28	1,225,000	1,158,135
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	194,717
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,023,040
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	3,100,000	2,081,898
		15,542,069
Marine — 0.1%
Seaspan Corp., 5.50%, 8/1/29(1)	2,750,000	2,087,607
Media — 8.9%
Altice Financing SA, 5.00%, 1/15/28(1)	3,400,000	2,744,310
AMC Networks, Inc., 4.25%, 2/15/29	2,125,000	1,327,206
Audacy Capital Corp., 6.75%, 3/31/29(1)	625,000	109,065
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	334,025
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	70,070
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,975,000	1,797,635
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	300,000	271,958
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,850,000	4,567,075
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,950,000	3,415,565
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	289,944
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	4,650,000	3,740,460
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	12,925,000	10,504,729
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	10,925,000	8,717,331
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,200,000	5,538,564
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,975,000	3,681,500
Clear Channel International BV, 6.625%, 8/1/25(1)	2,000,000	1,911,568
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,000,000	3,474,600
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,608,869
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,200,000	883,374

CSC Holdings LLC, 5.25%, 6/1/24	525,000	489,563
CSC Holdings LLC, 5.375%, 2/1/28(1)	300,000	242,349
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	682,200
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,700,000	2,212,960
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,029,000	1,715,005
CSC Holdings LLC, 4.625%, 12/1/30(1)	3,125,000	1,733,872
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,600,000	3,200,170
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,650,000	1,484,000
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,350,000	397,813
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,960,000	22,050
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	7,225,000	6,477,646
DISH DBS Corp., 5.875%, 11/15/24	1,100,000	1,024,423
DISH DBS Corp., 5.25%, 12/1/26(1)	3,850,000	3,250,208
DISH DBS Corp., 7.375%, 7/1/28	2,650,000	1,879,181
DISH DBS Corp., 5.75%, 12/1/28(1)	2,550,000	2,040,000
DISH DBS Corp., 5.125%, 6/1/29	2,700,000	1,746,859
GCI LLC, 4.75%, 10/15/28(1)	1,200,000	1,010,059
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	2,675,000	1,932,514
Gray Television, Inc., 5.875%, 7/15/26(1)	75,000	66,938
Gray Television, Inc., 7.00%, 5/15/27(1)	1,175,000	1,043,864
Gray Television, Inc., 4.75%, 10/15/30(1)	4,135,000	2,997,875
iHeartCommunications, Inc., 6.375%, 5/1/26	726,342	669,382
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,125,000	1,803,410
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	574,000	468,338
Lamar Media Corp., 3.75%, 2/15/28	950,000	851,852
Lamar Media Corp., 4.00%, 2/15/30	1,325,000	1,160,402
Lamar Media Corp., 3.625%, 1/15/31	200,000	165,606
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,080,000	1,012,306
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,304,521
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,700,559
News Corp., 3.875%, 5/15/29(1)	3,725,000	3,236,410
News Corp., 5.125%, 2/15/32(1)	3,025,000	2,757,121
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,375,000	1,264,158
Nexstar Media, Inc., 4.75%, 11/1/28(1)	2,100,000	1,819,671
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,450,000	4,012,994
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,925,000	2,430,690
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,300,000	1,077,607
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	160,794
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	501,756
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	775,000	692,912
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,327,937
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,525,000	1,068,819
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	2,200,000	1,652,269
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	5,100,000	4,534,843
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,850,000	1,714,138
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	2,650,000	2,311,383
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	1,898,698
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	7,050,000	5,513,764
TEGNA, Inc., 4.625%, 3/15/28	3,050,000	2,900,824
TEGNA, Inc., 5.00%, 9/15/29	1,025,000	974,831
TPC Holdings, Inc., 17.00% PIK, 6/18/28(1)	96,102	96,102
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,250,000	1,193,025
Univision Communications, Inc., 6.625%, 6/1/27(1)	3,550,000	3,432,619
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,450,000	3,729,701
Univision Communications, Inc., 7.375%, 6/30/30(1)	1,725,000	1,650,670

UPC Broadband Finco BV, 4.875%, 7/15/31(1)	4,350,000	3,627,073
UPC Holding BV, 5.50%, 1/15/28(1)	1,000,000	889,080
Videotron Ltd., 5.375%, 6/15/24(1)	375,000	370,924
Videotron Ltd., 5.125%, 4/15/27(1)	600,000	567,750
Videotron Ltd., 3.625%, 6/15/29(1)	600,000	506,280
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,400,000	1,928,868
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	334,880
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,138,335
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,516,400
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	323,654
		163,930,753
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(1)	900,000	868,843
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,800,000	1,776,393
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	533,162
ArcelorMittal SA, 4.55%, 3/11/26	50,000	48,344
ArcelorMittal SA, 7.00%, 10/15/39	575,000	585,938
Arconic Corp., 6.00%, 5/15/25(1)	1,600,000	1,576,955
Arconic Corp., 6.125%, 2/15/28(1)	450,000	422,993
ATI, Inc., 5.875%, 12/1/27	1,550,000	1,484,645
ATI, Inc., 4.875%, 10/1/29	825,000	730,129
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,372,447
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,258,406
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,832,641
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,185,712
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,615,000	2,502,672
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	600,000	533,367
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,900,000	1,680,429
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	996,701
Commercial Metals Co., 4.125%, 1/15/30	775,000	689,348
Commercial Metals Co., 4.375%, 3/15/32	775,000	675,313
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	575,000	556,341
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	700,000	673,085
Constellium SE, 5.625%, 6/15/28(1)	1,050,000	972,111
Constellium SE, 3.75%, 4/15/29(1)	2,050,000	1,668,110
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	5,175,000	5,070,206
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,450,000	1,414,330
FMG Resources August Pty Ltd., 5.875%, 4/15/30(1)	2,800,000	2,612,323
FMG Resources August Pty Ltd., 6.125%, 4/15/32(1)	725,000	677,183
Freeport-McMoRan, Inc., 4.375%, 8/1/28	2,200,000	2,057,308
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	864,082
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,200,000	933,691
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,674,921
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,625,000	1,639,062
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	895,921
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,250,000	1,268,744
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(3)(5)	475,000	29
Novelis Corp., 3.25%, 11/15/26(1)	475,000	426,434
Novelis Corp., 4.75%, 1/30/30(1)	1,025,000	911,041
Novelis Corp., 3.875%, 8/15/31(1)	1,150,000	940,404
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,327,794
FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	3,825,000	3,188,552
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,104,086
Taseko Mines Ltd., 7.00%, 2/15/26(1)	1,100,000	968,648
TMS International Corp., 6.25%, 4/15/29(1)	1,050,000	753,590

United States Steel Corp., 6.875%, 3/1/29	144,000	139,967
		54,492,401
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,775,000	2,389,703
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,150,000	968,046
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	727,947
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	500,000	470,085
		4,555,781
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	2,075,000	1,840,261
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	152,110
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	189,450
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	174,443
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	620,833
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	1,752,741
		4,729,838
Oil, Gas and Consumable Fuels — 12.9%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,750,000	1,737,927
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	2,250,000	2,280,828
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,750,000	1,657,385
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	686,692
Antero Resources Corp., 7.625%, 2/1/29(1)	1,080,000	1,087,399
Antero Resources Corp., 5.375%, 3/1/30(1)	575,000	533,865
Apache Corp., 4.25%, 1/15/30	1,850,000	1,640,361
Apache Corp., 5.10%, 9/1/40	1,175,000	976,387
Apache Corp., 4.75%, 4/15/43	500,000	378,138
Apache Corp., 4.25%, 1/15/44	130,000	91,744
Apache Corp., 7.375%, 8/15/47	600,000	602,409
Apache Corp., 5.35%, 7/1/49	2,275,000	1,842,002
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,657,067
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	600,000	588,903
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	250,020
Athabasca Oil Corp., 9.75%, 11/1/26(1)	2,590,000	2,748,547
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,625,000	1,614,923
Callon Petroleum Co., 8.25%, 7/15/25	893,000	894,125
Callon Petroleum Co., 8.00%, 8/1/28(1)	300,000	286,374
Callon Petroleum Co., 7.50%, 6/15/30(1)	1,375,000	1,259,912
Cheniere Energy Partners LP, 4.00%, 3/1/31	5,400,000	4,604,634
Cheniere Energy Partners LP, 3.25%, 1/31/32	6,025,000	4,796,242
Cheniere Energy, Inc., 4.625%, 10/15/28	2,200,000	1,992,743
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	850,000	821,334
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	3,000,000	2,846,790
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	1,625,000	1,584,294
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	999,703
Citgo Holding, Inc., 9.25%, 8/1/24(1)	6,700,000	6,698,204
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,475,000	1,442,078
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,250,000	2,171,914
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,242,989
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	575,376
CNX Resources Corp., 7.25%, 3/14/27(1)	2,061,000	2,049,087
CNX Resources Corp., 6.00%, 1/15/29(1)	1,850,000	1,705,014
CNX Resources Corp., 7.375%, 1/15/31(1)	825,000	791,893
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	700,000	602,112
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,050,000	1,853,835
Comstock Resources, Inc., 5.875%, 1/15/30(1)	3,150,000	2,712,150

CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,850,000	5,120,973
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	4,350,000	3,997,457
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	875,000	846,156
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	725,000	655,288
DCP Midstream Operating LP, 5.375%, 7/15/25	350,000	347,316
DCP Midstream Operating LP, 5.625%, 7/15/27	950,000	943,997
DCP Midstream Operating LP, 5.125%, 5/15/29	2,475,000	2,389,634
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	909,000	879,585
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,693,725
DT Midstream, Inc., 4.125%, 6/15/29(1)	450,000	387,466
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	1,150,000	1,103,022
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	575,000	516,781
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	700,000	613,812
EnLink Midstream LLC, 5.625%, 1/15/28(1)	275,000	262,319
EnLink Midstream LLC, 5.375%, 6/1/29	2,350,000	2,178,351
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,775,000	1,759,114
EnLink Midstream Partners LP, 4.85%, 7/15/26	3,075,000	2,895,875
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,625,000	1,347,875
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,200,000	911,524
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,308,166
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	385,076
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,063,388
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,200,000	1,176,702
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	718,125
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,456,820
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,225,000	1,872,108
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	1,225,000	1,182,002
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,875,000	1,536,478
EQM Midstream Partners LP, 6.50%, 7/15/48	1,075,000	807,728
EQT Corp., 6.125%, 2/1/25	225,000	225,896
EQT Corp., 3.125%, 5/15/26(1)	425,000	391,142
EQT Corp., 3.90%, 10/1/27	375,000	347,012
EQT Corp., 7.00%, 2/1/30	1,354,000	1,406,535
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	125,000	119,661
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	851,238
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	553,236
Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,544,641	2,484,269
Harbour Energy PLC, 5.50%, 10/15/26(1)	225,000	202,058
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,655,314
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,050,000	1,024,501
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	3,345,000	3,099,031
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,475,000	1,351,404
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	612,073
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,450,000	1,291,545
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,475,000	2,144,114
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	821,167
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	975,000	959,197
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	2,075,000	1,892,870
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,563,519
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,413,725
Laredo Petroleum, Inc., 9.50%, 1/15/25	1,000,000	987,200
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	1,100,000	1,077,312
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,009,000	1,931,754
Matador Resources Co., 5.875%, 9/15/26	2,800,000	2,696,173
MEG Energy Corp., 5.875%, 2/1/29(1)	450,000	424,935

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,100,000	993,476
Murphy Oil Corp., 5.75%, 8/15/25	901,000	886,873
Murphy Oil Corp., 6.375%, 7/15/28	2,225,000	2,144,855
Murphy Oil Corp., 7.05%, 5/1/29	375,000	372,329
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	825,000	767,745
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	3,375,000	3,010,909
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	3,675,000	3,533,307
NuStar Logistics LP, 6.00%, 6/1/26	275,000	265,272
NuStar Logistics LP, 6.375%, 10/1/30	475,000	440,059
Occidental Petroleum Corp., 6.95%, 7/1/24	281,000	286,828
Occidental Petroleum Corp., 5.875%, 9/1/25	650,000	648,706
Occidental Petroleum Corp., 5.50%, 12/1/25	1,000,000	998,000
Occidental Petroleum Corp., 5.55%, 3/15/26	4,550,000	4,540,354
Occidental Petroleum Corp., 8.50%, 7/15/27	2,175,000	2,345,794
Occidental Petroleum Corp., 7.125%, 10/15/27	525,000	548,021
Occidental Petroleum Corp., 6.375%, 9/1/28	1,250,000	1,263,767
Occidental Petroleum Corp., 8.875%, 7/15/30	950,000	1,074,150
Occidental Petroleum Corp., 7.50%, 5/1/31	3,067,000	3,282,150
Occidental Petroleum Corp., 7.875%, 9/15/31	2,600,000	2,875,015
Occidental Petroleum Corp., 6.45%, 9/15/36	2,150,000	2,197,848
Occidental Petroleum Corp., 7.95%, 6/15/39	460,000	499,664
Occidental Petroleum Corp., 4.30%, 8/15/39	275,000	220,644
Occidental Petroleum Corp., 6.20%, 3/15/40	2,750,000	2,696,020
Occidental Petroleum Corp., 4.625%, 6/15/45	575,000	465,478
Occidental Petroleum Corp., 6.60%, 3/15/46	3,125,000	3,222,641
Occidental Petroleum Corp., 4.10%, 2/15/47	725,000	555,064
Occidental Petroleum Corp., 4.20%, 3/15/48	700,000	538,752
Ovintiv, Inc., 8.125%, 9/15/30	500,000	550,113
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	951,220
Parkland Corp., 4.50%, 10/1/29(1)	4,475,000	3,735,333
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,347,036
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	800,000	791,896
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	4,225,000	3,775,988
PDC Energy, Inc., 5.75%, 5/15/26	1,550,000	1,482,110
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	2,275,000	2,074,492
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,264,779
ROCC Holdings LLC, 9.25%, 8/15/26(1)	1,925,000	1,918,937
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	1,725,000	1,580,488
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	331,055
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	630,273
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	725,000	639,262
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	233,014
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,200,000	1,011,109
SM Energy Co., 5.625%, 6/1/25	3,000,000	2,884,622
SM Energy Co., 6.75%, 9/15/26	225,000	218,796
SM Energy Co., 6.625%, 1/15/27	550,000	530,640
Southwestern Energy Co., 5.70%, 1/23/25	508,000	499,937
Southwestern Energy Co., 8.375%, 9/15/28	750,000	774,529
Southwestern Energy Co., 5.375%, 2/1/29	1,550,000	1,439,183
Southwestern Energy Co., 5.375%, 3/15/30	1,500,000	1,370,916
Southwestern Energy Co., 4.75%, 2/1/32	800,000	685,212
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,750,893
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	2,325,000	2,021,355
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	700,000	707,402

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,425,000	1,234,093
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,550,000	1,334,680
Talos Production, Inc., 12.00%, 1/15/26	950,000	1,001,110
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	1,550,000	1,443,592
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,350,000	1,290,045
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	675,000	681,566
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	550,000	518,323
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,025,000	926,907
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32	525,000	442,439
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,600,000	1,446,464
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	1,250,000	1,095,944
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,500,000	1,280,625
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,750,000	1,432,804
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,302,326
Western Midstream Operating LP, 4.65%, 7/1/26	575,000	546,699
Western Midstream Operating LP, 4.50%, 3/1/28	1,300,000	1,199,822
Western Midstream Operating LP, 4.75%, 8/15/28	725,000	663,418
Western Midstream Operating LP, 5.45%, 4/1/44	1,050,000	874,120
Western Midstream Operating LP, 5.30%, 3/1/48	4,335,000	3,572,048
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	562,267
		237,912,801
Paper and Forest Products — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	200,000	162,788
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,217,372
Glatfelter Corp., 4.75%, 11/15/29(1)	850,000	512,211
Mercer International, Inc., 5.125%, 2/1/29	1,700,000	1,423,716
		3,316,087
Personal Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,875,000	2,770,135
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,675,000	1,569,475
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	1,921,328
		6,260,938
Pharmaceuticals — 1.5%
180 Medical, Inc., 3.875%, 10/15/29(1)	300,000	258,344
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,285,000	1,723,738
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	500,000	425,788
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	5,825,000	4,606,002
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	1,019,048
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	1,006,226
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	349,141
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	193,225
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	302,766
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	825,000	397,068
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	400,880
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)(2)(3)	3,986,000	563,023
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)(2)(3)	3,737,000	205,535
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)(2)(3)	1,350,000	1,026,639
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,800,000	1,607,535
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)	2,425,000	2,087,687
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 6/15/29(1)	1,716,000	930,913
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,683,629
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	2,600,000	2,255,852
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,450,000	1,178,154
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)(2)(3)	3,606,000	2,748,131
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	200,000	135,561

Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	752,225
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	929,188
		27,786,298
Professional Services — 0.6%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,550,000	1,431,874
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	5,225,000	4,483,703
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,607,539
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	364,252
Science Applications International Corp., 4.875%, 4/1/28(1)	1,875,000	1,737,362
		10,624,730
Real Estate Management and Development — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	800,000	764,900
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,075,685
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,160,615
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	1,050,000	1,027,921
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,707,500
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,775,000	1,489,128
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,150,000	932,091
Kennedy-Wilson, Inc., 4.75%, 2/1/30	1,250,000	954,750
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	1,635,000	1,238,823
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(1)	925,000	675,999
		12,027,412
Road and Rail — 1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	681,435
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,625,000	2,215,081
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,070,923
Hertz Corp., 4.625%, 12/1/26(1)	400,000	335,500
Hertz Corp., 5.00%, 12/1/29(1)	3,175,000	2,412,682
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,533,525
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,625,000	1,057,859
Uber Technologies, Inc., 7.50%, 5/15/25(1)	800,000	800,585
Uber Technologies, Inc., 8.00%, 11/1/26(1)	2,728,000	2,742,927
Uber Technologies, Inc., 7.50%, 9/15/27(1)	2,525,000	2,531,893
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,211,565
Uber Technologies, Inc., 4.50%, 8/15/29(1)	975,000	851,302
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	474,928
United Rentals North America, Inc., 6.00%, 12/15/29(1)	900,000	896,108
United Rentals North America, Inc., 5.25%, 1/15/30	2,300,000	2,165,116
United Rentals North America, Inc., 4.00%, 7/15/30	2,700,000	2,312,743
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	420,273
United Rentals North America, Inc., 3.75%, 1/15/32	1,625,000	1,327,836
		26,042,281
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	625,000	619,530
ams-OSRAM AG, 7.00%, 7/31/25(1)	1,350,000	1,272,517
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,000,000	874,191
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,139,392
		3,905,630
Software — 1.9%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	657,512
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	1,200,000	1,133,994
Camelot Finance SA, 4.50%, 11/1/26(1)	1,850,000	1,736,781
Castle US Holding Corp., 9.50%, 2/15/28(1)	2,375,000	945,547
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29(1)	1,825,000	1,540,421
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	825,000	759,882

Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,132,565
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,150,000	1,045,667
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,575,000	1,545,547
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,975,000	1,943,104
GoTo Group, Inc., 5.50%, 9/1/27(1)	3,425,000	1,847,452
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	1,400,000	1,069,530
NCR Corp., 5.75%, 9/1/27(1)	2,200,000	2,108,644
NCR Corp., 5.00%, 10/1/28(1)	1,350,000	1,153,122
NCR Corp., 5.125%, 4/15/29(1)	3,475,000	2,912,426
NCR Corp., 6.125%, 9/1/29(1)	2,925,000	2,739,730
NCR Corp., 5.25%, 10/1/30(1)	700,000	578,645
Open Text Corp., 6.90%, 12/1/27(1)	700,000	700,910
Open Text Corp., 3.875%, 2/15/28(1)	1,525,000	1,311,271
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	1,953,660
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,650,000	1,326,501
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,275,000	2,550,375
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	414,554
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,620,000	2,458,676
		35,566,516
Specialty Retail — 2.8%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,075,000	1,055,233
Arko Corp., 5.125%, 11/15/29(1)	375,000	294,938
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	656,840
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	696,151
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	356,021
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	575,000	473,800
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	324,040
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	46,512
Bath & Body Works, Inc., 7.50%, 6/15/29	943,000	932,627
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,925,000	1,809,718
Bath & Body Works, Inc., 6.875%, 11/1/35	895,000	797,176
Bath & Body Works, Inc., 6.75%, 7/1/36	3,775,000	3,324,642
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	727,514
eG Global Finance PLC, 6.75%, 2/7/25(1)	1,400,000	1,224,454
eG Global Finance PLC, 8.50%, 10/30/25(1)	1,000,000	933,203
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,119,822
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,250,000	2,677,090
Gap, Inc., 3.625%, 10/1/29(1)	1,150,000	812,739
Gap, Inc., 3.875%, 10/1/31(1)	500,000	349,543
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	670,526
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,020,243
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,275,000	2,055,826
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,250,000	2,676,554
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	2,425,000	2,149,302
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	342,438
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	217,733
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	145,910
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,275,000	1,168,926
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	400,323
Party City Holdings, Inc., 8.75%, 2/15/26(1)(2)	400,000	116,000
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,200,000	1,995,866
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,250,000	1,176,334
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,225,000	982,460
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,950,000	1,535,654
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,492,469

SRS Distribution, Inc., 4.625%, 7/1/28(1)	1,025,000	909,934
SRS Distribution, Inc., 6.00%, 12/1/29(1)	750,000	597,865
Staples, Inc., 7.50%, 4/15/26(1)	4,355,000	3,757,233
Staples, Inc., 10.75%, 4/15/27(1)	2,950,000	2,128,956
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,325,000	1,127,916
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,156,201
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	511,160
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,169,969
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	1,608,000	1,392,110
		51,509,971
Technology Hardware, Storage and Peripherals — 0.5%
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	1,236,000	842,550
Diebold Nixdorf, Inc., 8.50%, 10/15/26(1)	1,373,587	827,587
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	373,720
Seagate HDD Cayman, 4.125%, 1/15/31	1,627,000	1,272,372
Seagate HDD Cayman, 9.625%, 12/1/32(1)	2,972,275	3,263,989
Xerox Holdings Corp., 5.00%, 8/15/25(1)	1,775,000	1,636,807
Xerox Holdings Corp., 5.50%, 8/15/28(1)	1,275,000	1,022,425
		9,239,450
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 3/15/29(1)	400,000	339,350
Crocs, Inc., 4.125%, 8/15/31(1)	1,175,000	959,064
Eagle Intermediate Global Holding BV / Eagle US Finance LLC, 7.50%, 5/1/25(1)	900,000	581,245
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	818,605
		2,698,264
Thrifts and Mortgage Finance — 1.7%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	3,350,000	3,293,318
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	1,922,123
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,241,066
MGIC Investment Corp., 5.25%, 8/15/28	5,855,000	5,408,644
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	1,075,000	963,824
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,613,647
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,675,000	1,295,918
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	545,160
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,925,000	1,947,561
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	1,719,033
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	975,000	774,623
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	507,520
Radian Group, Inc., 4.50%, 10/1/24	950,000	917,966
Radian Group, Inc., 4.875%, 3/15/27	2,879,000	2,642,819
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(1)	2,175,000	1,727,163
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	75,000	57,424
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	2,450,000	1,833,347
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	711,407
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,300,000	1,832,985
		31,955,548
Trading Companies and Distributors — 0.5%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	475,000	429,486
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	550,000	514,689
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,747,759
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,174,119
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,052,000	990,936
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,800,000	1,807,650
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,700,000	1,452,531

Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,400,000	1,054,513
		9,171,683
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	393,572
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,500,000	1,493,775
Wireless Telecommunication Services — 1.1%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	1,369,664	373,404
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	145,300	125,188
Sprint LLC, 7.875%, 9/15/23	3,125,000	3,175,581
Sprint LLC, 7.125%, 6/15/24	2,075,000	2,120,110
Sprint LLC, 7.625%, 3/1/26	750,000	790,880
T-Mobile USA, Inc., 2.625%, 4/15/26	425,000	390,269
T-Mobile USA, Inc., 4.75%, 2/1/28	2,000,000	1,948,986
T-Mobile USA, Inc., 2.625%, 2/15/29	1,225,000	1,038,654
T-Mobile USA, Inc., 3.375%, 4/15/29	2,800,000	2,471,545
T-Mobile USA, Inc., 3.50%, 4/15/31	500,000	432,862
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,557,075
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,280,054
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,875,000	1,887,731
		19,592,339
TOTAL CORPORATE BONDS (Cost $1,984,229,272)		1,737,108,625
PREFERRED STOCKS — 1.4%
Banks — 0.8%
Bank of America Corp., 5.125%	1,200,000	1,111,433
Bank of America Corp., 5.875%	50,000	44,096
Bank of America Corp., 6.25%	1,250,000	1,203,576
Bank of America Corp., 6.30%	25,000	24,939
Barclays PLC, 6.125%	600,000	548,250
Barclays PLC, 7.75%	1,550,000	1,517,140
Barclays PLC, 8.00%	1,645,000	1,602,404
Barclays PLC, 8.00%	875,000	820,313
Citigroup, Inc., 4.00%	750,000	655,215
Citigroup, Inc., 4.70%	2,525,000	2,105,095
Citigroup, Inc., 5.90%	425,000	421,634
Citigroup, Inc., 5.95%	375,000	372,281
Citigroup, Inc., 6.25%	600,000	583,500
JPMorgan Chase & Co., 4.60%	2,050,000	1,811,687
JPMorgan Chase & Co., 6.00%	720,000	706,032
JPMorgan Chase & Co., 6.10%	725,000	706,074
JPMorgan Chase & Co., 6.125%	1,025,000	1,001,155
JPMorgan Chase & Co., 6.75%	31,000	30,900
NatWest Group PLC, 8.00%	550,000	542,341
		15,808,065
Capital Markets — 0.1%
Credit Suisse Group AG, 6.25%(1)	640,000	504,559
Goldman Sachs Group, Inc., 4.95%	1,750,000	1,596,848
		2,101,407
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,650,000	1,108,594
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	1,325,000	1,207,576
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.25%	600,000	510,750

Global Partners LP, 9.50%	51,189	1,294,058
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK	113	654,835
Nine Point Energy Holdings, Inc., (Acquired 3/28/17 Cost $18,000)(6)	18	—
Plains All American Pipeline LP, 8.72%	3,875,000	3,371,250
		5,830,893
TOTAL PREFERRED STOCKS (Cost $27,135,036)		26,056,535
BANK LOAN OBLIGATIONS(7) — 0.9%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 8.11%, (3-month LIBOR plus 3.75%), 4/21/28	1,301,813	1,289,068
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 7.63%, (1-month LIBOR plus 3.25%), 4/30/26	333,189	327,637
Chemicals — 0.1%
Avient Corporation, Term Loan B, 7.34%, (3-month SOFR plus 3.25%), 8/29/29	105,569	105,674
Consolidated Energy Finance, S.A., Term Loan B, 6.88%, (1-month LIBOR plus 2.50%), 5/7/25	1,049,224	1,030,207
		1,135,881
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 7.37%, (1-month LIBOR plus 3.25%), 4/3/24	210,714	206,149
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 7.88%, (1-month LIBOR plus 3.50%), 10/2/27	1,925,000	1,706,031
Windstream Services, LLC, 2020 Exit Term Loan B, 10.67%, (1-month LIBOR plus 6.25%), 9/21/27	128	116
		1,706,147
Energy Equipment and Services — 0.1%
ChampionX Corporation, 2022 Term Loan B1, 7.57%, (1-month SOFR plus 3.25%), 6/7/29	1,589,966	1,586,985
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	221,078	216,840
		1,803,825
Entertainment†
Allen Media, LLC, 2021 Term Loan B, 10.23%, (3-month LIBOR plus 5.50%), 2/10/27	843,261	694,375
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 6.63%, (1-month LIBOR plus 2.25%), 11/8/27	907,620	904,783
Embecta Corp, Term Loan B, 7.79%, (6-month SOFR plus 3%), 3/30/29	122,984	117,565
		1,022,348
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 6.136.16%, (1-month LIBOR plus 1.75%), 11/19/26	308,130	303,424
Formula One Holdings Limited., Term Loan B, 7.79%, (3-month SOFR plus 3.25%), 1/15/30	850,000	850,638
Scientific Games Holdings LP, 2022 USD Term Loan B, 7.10%, (3-month SOFR plus 3.5%), 4/4/29	1,950,000	1,864,385
UFC Holdings, LLC, 2021 Term Loan B, 7.11%, (3-month LIBOR plus 2.75%), 4/29/26	745,418	737,032
		3,755,479
Insurance†
Hub International Limited, 2018 Term Loan B, 7.33%, (3-month LIBOR plus 2.75%), 4/25/25	221,252	219,189
Media†
Diamond Sports Group, LLC, 2022 2nd Lien Term Loan, 7.57%, (1-month SOFR plus 3.25%), 8/24/26	604,828	77,621
DirecTV Financing, LLC, Term Loan, 9.38%, (1-month LIBOR plus 5.00%), 8/2/27	604,755	590,077
Univision Communications Inc., 2022 First Lien Term Loan B, 8.83%, (3-month SOFR plus 4.25%), 6/24/29	74,625	73,916
		741,614
Oil, Gas and Consumable Fuels — 0.1%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 12.94%, (3-month LIBOR plus 9.00%), 11/1/25	2,381,000	2,523,860
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 9.44%, (3-month LIBOR plus 5.00%), 4/16/26	911,628	845,407
TOTAL BANK LOAN OBLIGATIONS (Cost $17,212,280)		16,270,979
COMMON STOCKS — 0.7%
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $12,630)(3)(6)	1,684	143,140
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(6)	676	—

Intelsat Emergence SA(3)	32,303	812,959
		812,959
Energy Equipment and Services — 0.2%
Diamond Offshore Drilling, Inc.(3)	89,498	930,779
Noble Corp. PLC(3)	1,938	73,082
Parker Drilling Co.(3)	11,530	81,863
Superior Energy Services (Acquired 2/16/21, Cost $1,781,815)(3)(6)	31,903	2,253,150
		3,338,874
Gas Utilities†
Ferrellgas Partners LP, Class B	364	57,512
IT Services — 0.3%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(3)(6)	2,222	4,972,725
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(6)	4,088	60,298
Media†
Cumulus Media, Inc., Class A(3)	1	6
iHeartMedia, Inc., Class A(3)	342	2,097
TPC Holdings, Inc., A Shares(3)	7,507	180,168
		182,271
Metals and Mining†
Petra Diamonds Ltd.(3)	108,200	124,268
Oil, Gas and Consumable Fuels — 0.2%
Athabasca Oil Corp.(3)	532,456	953,096
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $29,473)(3)(6)	1,651	1,420
Canvas Energy, Inc. (Acquired 6/26/18 - 7/1/22, Cost $1,472,667)(6)	29,188	1,306,163
Nine Point Energy Holdings, Inc. (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(6)	1,082	—
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(6)	13	182
Summit Midstream Partners LP(3)	45,521	759,290
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(6)	960	—
		3,020,151
Pharmaceuticals†
Mallinckrodt PLC(3)	60,311	467,410
TOTAL COMMON STOCKS (Cost $15,937,795)		13,179,608
CONVERTIBLE BONDS — 0.1%
IT Services — 0.1%
Carnelian Point Holdings LP, 5.00% PIK, 6/30/28(1)	235,339	2,115,699
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(4)	177,682	17,102
TOTAL CONVERTIBLE BONDS (Cost $2,392,043)		2,132,801
WARRANTS†
Diversified Telecommunication Services†
Intelsat Emergence SA(3)	6	13
Hotels, Restaurants and Leisure†
CWT Travel Holdings Inc.(3)	7,905	73
CWT Travel Holdings Inc.(3)	8,321	333
		406
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3)	1,215	291
Oil, Gas and Consumable Fuels†
California Resources Corp.(3)	66	832
Denbury, Inc.(3)	8,187	489,020
		489,852
TOTAL WARRANTS (Cost $2,454,786)		490,562

ESCROW INTERESTS†(8)
Diversified Financial Services†
Denver Parent, Escrow(3)	63,341	—
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(3)	2,950,000	295
Intelsat Jackson Holdings SA(3)	400,000	40
		335
Electric Utilities†
GenOn Energy, Inc.(3)	450,000	—
RRI Energy, Inc.(3)	75,000	—
		—
Energy Equipment and Services†
Basic Energy Services, Inc.(3)	275,000	8,422
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	950,000	5,700
Gulfport Energy Corp.(3)	800,000	1,504
Gulfport Energy Corp.(3)	1,020,000	1,917
Gulfport Energy Corp.(3)	1,402,000	2,636
Sanchez Energy Corp.(3)	3,990,000	64,837
Sanchez Energy Corp.(3)	2,475,000	40,219
		116,813
Paper and Forest Products†
Appvion, Inc., Escrow(3)	200,000	—
Road and Rail†
Hertz Corp.(3)	1,075,000	96,750
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(3)	250,000	3,125
TOTAL ESCROW INTERESTS (Cost $5,750,845)		225,445
RIGHTS†
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(3)	3,381	23,386
Intelsat Jackson Holdings SA(3)	3,381	19,159
		42,545
Independent Power and Renewable Electricity Producers†
Vistra Corp.	3,425	4,281
TOTAL RIGHTS (Cost $—)		46,826
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $23,766,500)	23,766,500	23,766,500
TOTAL INVESTMENT SECURITIES—98.3% (Cost $2,078,878,557)		1,819,277,881
OTHER ASSETS AND LIABILITIES — 1.7%		30,934,633
TOTAL NET ASSETS — 100.0%		$1,850,212,514

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,308,404,925, which represented 70.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Perpetual maturity with no stated maturity date.
(5)Maturity is in default.
(6)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,737,078, which represented 0.5% of total net assets.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,737,108,625	—
Preferred Stocks	$1,294,058	24,762,477	—
Bank Loan Obligations	—	16,270,979	—
Common Stocks	3,505,303	9,674,305	—
Convertible Bonds	—	2,132,801	—
Warrants	1,123	489,439	—
Escrow Interests	—	225,445	—
Rights	—	46,826	—
Short-Term Investments	23,766,500	—	—
	$28,566,984	$1,790,710,897	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.